SEGMENTS	9 Months Ended
Sep. 30, 2014
Segment Reporting [Abstract]
Segment Reporting Disclosure

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Teva has two reportable segments: generic and specialty medicines. The generics segment develops, manufactures, sells and distributes generic or branded generic medicines as well as active pharmaceutical ingredients (“API”). The specialty segment engages in the development, manufacture, sale and distribution of branded specialty medicines such as those for central nervous system and respiratory indications, as well as those marketed in oncology, women's health and other specialty businesses.

Teva's other activities include the over-the-counter (“OTC”) medicines business, distribution activity mainly in Israel and Hungary and medical devices. The OTC activity is primarily conducted through a joint venture with P&G, which combines Teva's production capabilities and market reach with P&G's marketing expertise and expansive global platform.

Teva's chief executive officer, who is the chief operating decision maker (“CODM”), reviews financial information prepared on a consolidated basis, accompanied by disaggregated information about revenues and contributed profit by the two identified reportable segments, namely generic and specialty medicines, and revenues by geographical markets.

The accounting policies of the individual segments are the same as those described in the summary of significant accounting policies in note 1 to the annual consolidated financial statements included in Teva's Annual Report on Form 20-F for the year ended December 31, 2013.

Segment profitability consists of gross profit, less S&M and R&D expenses related to the segment. Segment profitability does not include G&A expenses, amortization and certain other items.

Teva manages its assets on a total company basis, not by segments, as many of its assets are shared or commingled. Teva's CODM does not regularly review asset information by operating segment, and therefore Teva does not report asset information by operating segment.

During the nine months ended September 30, 2014, the classification of certain of our products was changed, in line with the Company's strategy. The comparable figures have been conformed to reflect the revised classification for all periods.

Teva's new chief executive officer is reviewing the Company's strategy and organizational structure. Any changes in strategy may lead to a reevaluation of Teva's current segments and goodwill assignment. In connection with such organizational changes, effective July 1, 2014, Teva appointed a new President of Global Generic Medicines to lead all of its generic and OTC businesses. Going forward, Teva will consider the impact of such changes on its segment reporting.

Segment information

The following tables present profitability by segments, and a reconciliation of Teva's segment profitability to Teva's consolidated income before income taxes for the three and nine months ended September 30, 2014 and 2013:

	Generics		Specialty
	Three months ended September 30,		Three months ended September 30,
	2014	2013	2014	2013

	U.S.$ in millions		U.S.$ in millions

Revenues	$2,432	$2,489	$2,176	$2,071
Gross profit	1,078	984	1,890	1,788
R&D expenses	134	119	223	221
S&M expenses	388	469	473	445
Segment profitability	$556	$396	$1,194	$1,122

	Generics		Specialty
	Nine months ended September 30,		Nine months ended September 30,
	2014	2013	2014	2013

	U.S.$ in millions		U.S.$ in millions

Revenues	$7,345	$7,222	$6,317	$6,174
Gross profit	3,166	2,924	5,501	5,346
R&D expenses	384	351	664	630
S&M expenses	1,195	1,419	1,456	1,348
Segment profitability	$1,587	$1,154	$3,381	$3,368

	Three months ended		Nine months ended
	September 30,		September 30,
	2014	2013	2014	2013

	U.S.$ in millions

Generic medicine profitability	$556	$396	$1,587	$1,154
Specialty medicine profitability	1,194	1,122	3,381	3,368
Total segment profitability	1,750	1,518	4,968	4,522
Profitability of other activities	47	109	165	241
Total profitability	1,797	1,627	5,133	4,763
Amounts not allocated to segments:
Amortization	242	300	783	867
General and administrative expenses	293	297	897	923
Legal settlements and loss contingencies	(122)	47	(67)	1,509
Impairments, restructuring and others	164	166	364	328
Other unallocated amounts	108	16	147	47

Consolidated operating income	1,112	801	3,009	1,089
Financial expenses - net	84	76	243	340
Consolidated income before income taxes	$1,028	$725	$2,766	$749

Segment revenues by geographic area:
	Three months ended September 30,		Nine months ended September 30,

	2014	2013	2014	2013

	U.S.$ in millions
Generic Medicine
United States	$1,124	$1,137	$3,240	$2,997
Europe*	757	784	2,389	2,460
Rest of the World	551	568	1,716	1,765
Total Generic Medicine	2,432	2,489	7,345	7,222
Specialty Medicine
United States	1,533	1,508	4,482	4,485
Europe*	467	460	1,450	1,351
Rest of the World	176	103	385	338
Total Specialty Medicine	2,176	2,071	6,317	6,174
Other Revenues
United States	3	66	104	192
Europe*	184	194	597	578
Rest of the World	263	239	741	718
Total Other Revenues	450	499	1,442	1,488
Total Revenues	$5,058	$5,059	$15,104	$14,884

*	All members of the European Union, Switzerland, Norway, Albania and the countries of former Yugoslavia.

Net revenues from specialty medicines were as follows:

	Three months ended September 30,		Nine months ended September 30,
	2014	2013	2014	2013

	U.S. $ in millions

CNS	$1,440	$1,362	$4,124	$4,082
Copaxone®	1,107	1,052	3,116	3,186
Azilect®	103	93	320	273
Nuvigil®	94	87	283	244
Oncology	299	251	845	736
Treanda®	180	184	541	532
Respiratory	218	235	705	710
ProAir®	111	112	358	315
Qvar®	64	69	209	239
Women's health	137	134	389	376
Other Specialty	82	89	254	270
Total Specialty Medicine	$2,176	$2,071	$6,317	$6,174

A significant portion of Teva's revenues, and a higher proportion of the Company's profits, come from the manufacture and sale of patent-protected pharmaceuticals. Many of Teva's innovative products are covered by several patents that expire at different times. Nevertheless, once patent protection has expired, or has been lost prior to the expiration date as a result of a legal challenge, Teva no longer has exclusivity on these products, and generic pharmaceutical manufacturers are able to produce similar (or purportedly similar) products and sell them for a lower price. The commencement of generic competition, even in the form of non-equivalent products, can result in a substantial decrease in revenues for a particular innovative drug in a very short time. Any such expiration or loss of intellectual property rights could therefore significantly adversely affect Teva's results of operations and financial condition.

In particular, as a result of a successful patent challenge in the United States, U.S. patents covering Copaxone® 20 mg/mL expired in May 2014. As a result, a generic version of this product could be sold in the United States if FDA approval is obtained. Teva has patents expiring in May 2015 in most of the rest of the world. Teva is in discussions with the FDA regarding clinical trial requirements for any proposed generic version of Copaxone®, and is not aware of the imminent approval of such a product. Nonetheless, the introduction of any generic competition (even a purported generic) for Copaxone® would likely have a material adverse effect on Teva's financial results and cash flow. Moreover, Teva's business strategy for Copaxone® relies heavily on the continued migration of current daily Copaxone® 20 mg/mL patients to its new Copaxone® 40 mg/mL version. If Teva fails to commercialize this new product according to plans, there could be a further material adverse effect on the Company's financial results and cash flow.

For the nine months ended September 30, 2014, Copaxone® revenues in the United States, which include revenues from both Copaxone® 20 mg/mL and the new Copaxone® 40 mg/mL product, amounted to $2.3 billion (approximately 29% of U.S. revenues) and Copaxone® revenues outside the United States amounted to $838 million (approximately 12% of Teva's non-U.S. revenues).

The profitability of the multiple sclerosis franchise, which is comprised of Copaxone® products and laquinimod (a developmental compound for the treatment of multiple sclerosis), was $2.3 billion for the nine months ended September 30, 2014, compared to $2.4 billion for the nine months ended September 30, 2013. The profitability of the multiple sclerosis franchise as a percentage of Copaxone® revenues was 75.0% for the nine months ended September 30, 2014 and 76.1% for the nine months ended September 30, 2013.